Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Expenses
Share-based compensation expenses	$ 1.8	$ 2.4	$ 4.6	$ 5.6
Stock options and restricted share units
Share-Based Compensation Expenses
Share-based compensation expenses	1.5	1.7	2.9	3.2
Deferred share units
Share-Based Compensation Expenses
Share-based compensation expenses	$ 0.3	$ 0.7	$ 1.7	$ 2.4